OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2010
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-03564

                          Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2007 through March 31, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                    PIONEER
                                    -------
                                    MID CAP
                                     GROWTH
                                      FUND

                                     PITHX
                                 Ticker Symbol


                                   Semiannual
                                     Report
                                    3/31/08


                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              8
Prices and Distributions                                                       9
Performance Update                                                            10
Comparing Ongoing Fund Expenses                                               14
Schedule of Investments                                                       16
Financial Statements                                                          22
Notes to Financial Statements                                                 30
Approval of Investment Advisory Agreement                                     37
Trustees, Officers and Service Providers                                      41

                                                                     President's


Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation have forced investors and bankers to mark down the value of assets on their balance sheets. A late-summer credit crunch forced central banks in the U.S. and Europe to assume the role of "lender of last resort" to keep credit markets functioning as a number of hedge funds faced margin calls and, in March, broker Bear Stearns failed. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns have moved temporarily to the back burner for the U.S. Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Markets have reacted poorly to these developments, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out much of the positive returns markets had delivered in the preceding year. For the 6 months ending March 31, 2008, the Dow Jones Industrial Average fell 11%, the Standard & Poor's 500 Index declined 12% and the NASDAQ Composite Index fell 16%. The MSCI EAFE Developed Market Index of international stock markets fell 9%, and the MSCI Emerging Markets Index fell 8% over the six-month period. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, was a solid performer over the six months ending March 31, 2008, rising 5%. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell approximately 4% as its higher coupon yields could not offset a fall in bond prices triggered by widening credit spreads.

Letter


Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. The U.S. economy grew in the fourth quarter of 2007 and may have grown in the first quarter of 2008. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a worsening of the liquidity/credit crunch represent risks to the economy. Conversely, substantial fiscal and monetary stimulus programs have been put in place, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances and deleveraging may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/08
--------------------------------------------------------------------------------

Markets were buffeted over the past six months amid recession fears and the fallout from the credit crisis. In the following pages, co-managers Andrew Acheson and Ken Winston describe how this challenging background affected their investment strategies and outlook for the period ahead.

Q:  Please describe market conditions over the six months ended March 31, 2008.

A: This six-month period encompasses much of the unfolding credit crisis, one of the worst periods the financial system has undergone in many years. After a sharp decline in early summer, markets recovered during the mid-fall months as the credit crisis seemed to be contained. But bad news only seemed to multiply. For the last several months, markets have become exceptionally volatile, reacting sharply to each new report of problems among banks, insurers and brokerage firms. Non-government-oriented fixed-income markets were unable to move forward, and equity values sank under recession fears.

    We had positioned the portfolio for a scenario in which the Federal Reserve Board would move with sufficient force and clarity to head off the worst fallouts from the credit crisis. That assumption proved wrong, and Fund performance suffered. The Federal Reserve later cut short-term interest rates abruptly and took the unprecedented step of opening its lending facilities to brokerage firms.

Q:  How did the Fund perform in that environment?

A: Pioneer Mid Cap Growth Fund's Class A shares had a total return of -14.97% at net asset value, for the six months ended March 31, 2008. The Russell Mid Cap Growth Index, the Fund's benchmark, had a return of -12.46% for the same period. During the six months, the average return of the 630 funds in Lipper's Mid Cap Growth category was -13.82%.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Which sectors or stocks contributed favorably to the Fund's performance over the period?

A: The Fund's overweight stance in energy compared to the benchmark aided results as did having no exposure at all to the weak telecommunications sector. Southwestern Energy, a mid-sized exploration and production company, rose thanks to high energy prices and continued strong production growth that appears likely to continue. Devon Energy, another independent exploration firm, also contributed. Returns likewise benefited from being underweight among consumer discretionary companies, where stock selection was very beneficial. TJX showed good results in a difficult retail environment. Makers of branded goods often use stores like TJX to sell off inventory that sits unsold in higher-priced outlets. TJX acquired large quantities of this better merchandise and offered it at prices that dovetailed with consumer preferences. In technology, MEMC Electronic Materials, makers of silicon for semiconductors, benefited from the fast-expanding solar-panel industry and its need for specialized semiconductors. And Israel's Teva Pharmaceutical, the leading maker of generic drugs, continues to deliver exceptional results as patents expire on brand-name products.

Q: What were some of the Fund's more disappointing investments during the period?

A: The drop in shares of brokerage firm Bear Stearns accounts for all of the Fund's underperformance over the period. Bear Stearns ran into a perfect storm of rumors of pending failure and investors taking positions that would profit if the stock fell. Although the Fund incurred a sizeable loss, we eliminated the position ahead of the initial takeover offer by JPMorgan Chase, engineered by the Federal Reserve.

    Shares of F5 Networks, whose networking products help data centers manage internet traffic, fell during the period because the beleaguered financial services sector provides about 20% of its revenues. We believe F5's current low valuation overstates the

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/08                            (continued)
--------------------------------------------------------------------------------

    problem. Biotech firm Vertex encountered further delays in introducing its hepatitis C treatment, costing it potential sales and opening opportunities for competitors. The Fund sold the shares at a gain.

    ON Semiconductor also declined. A recent major acquisition is temporarily diluting ON's earnings, but offers potential to boost earnings in the future. We expanded the Fund's commitment because ON's valuation has fallen more than seems reasonable, given its outlook. Concerns over a recession have driven the volatile semiconductor segment down to valuations not seen in many years.

Q: What is your outlook for the economy and for mid-cap stocks in the months ahead?

A: Given the events of recent months, the U.S. economy is unlikely to escape a recession. That downturn could be short, but a longer, deeper slowdown could ensue. The overriding issue is banks' unwillingness to lend.
    Without the ability to borrow on reasonable terms, people and companies will be unable to spend or invest.

    Our concerns notwithstanding, we are positioning the Fund for a better market climate in the next year or two. We are now focusing on areas where pessimism predominates and fear has depressed valuations to attractive levels. For example, we have been adding selectively to our stake in financial firms and in technology. We have also been increasing exposure to materials and manufacturing stocks that could rebound in an economic recovery. Less attractive are sectors that rely on consumer spending while household access to capital is limited and discretionary spending is hampered by high energy and other costs.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. Investing in mid-sized companies may offer the potential for higher returns, but is also subject to greater short-term price fluctuations than larger, more-established companies.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/08
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As of a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

U.S. Common Stocks                                                         89.6%
Depositary Receipts for International Stocks                                5.5%
Temporary Cash Investments                                                  4.9%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

Information Technology                                                     22.5%
Energy                                                                     17.5%
Consumer Discretionary                                                     14.3%
Industrials                                                                13.8%
Financials                                                                 10.7%
Health Care                                                                 9.7%
Materials                                                                   7.1%
Consumer Staples                                                            4.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Freeport-McMoRan Copper & Gold, Inc. (Class B)                       4.67%
 2.   TJX Co., Inc.                                                        4.64
 3.   Southwestern Energy Co.                                              3.66
 4.   Abercrombie & Fitch Co.                                              3.49
 5.   L-3 Communications Holdings, Inc.                                    3.21
 6.   Helmerich & Payne, Inc.                                              3.18
 7.   MEMC Electronic Materials, Inc.                                      2.94
 8.   Teva Pharmaceutical Industries, Ltd. (A.D.R.)                        2.93
 9.   Lazard, Ltd.                                                         2.88
10.   Weatherford International, Inc.                                      2.83

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

       Class               3/31/08               9/30/07
       -----               -------               -------
         A                 $14.05                $17.35
         B                 $11.43                $14.35
         C                 $11.96                $14.97
         Y                 $14.24                $17.54

Distributions Per Share
--------------------------------------------------------------------------------

                                         10/1/07 - 3/31/08
                                         -----------------
                           Net
                        Investment           Short-Term            Long-Term
        Class             Income           Capital Gains         Capital Gains
        -----             ------           -------------         -------------
          A                $ -                $0.1559               $0.6394
          B                $ -                $0.1559               $0.6394
          C                $ -                $0.1559               $0.6394
          Y                $ -                $0.1559               $0.6394

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/08                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund at public offering price, compared to that of the Russell Midcap Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2008)
                                       Net Asset                Public Offering
Period                                Value (NAV)                 Price (POP)
10 Years                                 1.44%                       0.84%
5 Years                                 10.01                        8.72
1 Year                                  -6.69                      -12.03
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2008)
                                        Gross                        Net
                                         0.89%                      0.89%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

Date                   Pioneer Mid Cap Growth Fund        Russell Mid-Cap Growth
3/98                             $9,425                          $10,000
                                 $8,576                          $10,890
3/00                            $13,218                          $19,296
                                 $8,890                          $10,532
3/02                             $9,369                          $11,028
                                 $6,749                           $8,148
3/04                             $9,741                          $12,192
                                 $9,801                          $13,206
3/06                            $11,122                          $16,201
                                $11,655                          $17,319
3/08                            $10,876                          $16,531

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/08                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2008)
                                              If                      If
Period                                       Held                  Redeemed
10 Years                                     0.19%                   0.19%
5 Years                                      8.62                    8.62
1 Year                                      -7.76                  -11.23
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2008)
                                            Gross                     Net
                                             2.16%                   2.16%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

Date                   Pioneer Mid Cap Growth Fund        Russell Mid-Cap Growth
3/98                            $10,000                          $10,000
                                 $9,002                          $10,890
3/00                            $13,731                          $19,296
                                 $9,122                          $10,532
3/02                             $9,487                          $11,028
                                 $6,741                           $8,148
3/04                             $9,606                          $12,192
                                 $9,539                          $13,206
3/06                            $10,688                          $16,201
                                $11,052                          $17,319
3/08                            $10,194                          $16,531

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/08                                        CLASS C SHARES

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2008)
                                              If                      If
Period                                       Held                  Redeemed
10 Years                                     0.26%                   0.26%
5 Years                                      8.75                    8.75
1 Year                                      -7.66                   -7.66
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2008)
                                            Gross                     Net
                                            1.99%                    1.99%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

Date                   Pioneer Mid Cap Growth Fund        Russell Mid-Cap Growth
3/98                            $10,000                          $10,000
                                 $9,023                          $10,890
3/00                            $13,787                          $19,296
                                 $9,171                          $10,532
3/02                             $9,503                          $11,028
                                 $6,748                           $8,148
3/04                             $9,618                          $12,192
                                 $9,560                          $13,206
3/06                            $10,732                          $16,201
                                $11,114                          $17,319
3/08                            $10,263                          $16,531

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/08                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2008)
                                              If                      If
Period                                       Held                  Redeemed
10 Years                                     1.57%                   1.57%
5 Years                                     10.28                   10.28
1 Year                                      -6.31                   -6.31
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2008)
                                            Gross                     Net
                                            0.49%                   0.49%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

Date                   Pioneer Mid Cap Growth Fund        Russell Mid-Cap Growth
3/98                            $10,000                          $10,000
                                 $9,098                          $10,890
3/00                            $14,022                          $19,296
                                 $9,431                          $10,532
3/02                             $9,939                          $11,028
                                 $7,160                           $8,148
3/04                            $10,334                          $12,192
                                $10,405                          $13,206
3/06                            $11,849                          $16,201
                                $12,467                          $17,319
3/08                            $11,680                          $16,531

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since the fees for Class A shares are generally higher than those of Class Y shares, the performances shown for Class Y Shares prior to their inception (2/1/05) would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors, All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund

Based on actual returns from October 1, 2007 through March 31, 2008.

Share Class                           A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 10/1/07

Ending Account Value              $  850.30      $  845.30      $  845.70      $  852.00
On 3/31/08

Expenses Paid During Period*      $    4.21      $    9.41      $    8.91      $    2.45

* Expenses are equal to the Fund's annualized expense ratio of 0.91%, 2.04%, 1.93% and 0.53% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from October 1, 2007 through March 31, 2008.

Share Class                           A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 10/1/07

Ending Account Value              $1,020.45      $1,014.80      $1,015.35      $1,022.35
On 3/31/08

 Expenses Paid During Period*     $    4.60      $   10.28      $    9.72      $    2.68

* Expenses are equal to the Fund's annualized expense ratio of 0.91%, 2.04%, 1.93% and 0.53% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/08 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                                   Value
                COMMON STOCKS - 95.8%
                Energy - 16.8%
                Oil & Gas Drilling - 4.1%
 70,000         ENSCO International, Inc.                          $  4,383,400
280,100         Helmerich & Payne, Inc.                              13,128,287
                                                                   ------------
                                                                   $ 17,511,687
                                                                   ------------
                Oil & Gas Equipment & Services - 2.7%
161,000         Weatherford International, Inc.*                   $ 11,667,670
                                                                   ------------
                Oil & Gas Exploration & Production - 8.2%
 86,800         Devon Energy Corp.                                 $  9,055,844
154,900         Noble Affiliates, Inc.                               11,276,720
448,000         Southwestern Energy Co.*                             15,093,120
                                                                   ------------
                                                                   $ 35,425,684
                                                                   ------------
                Oil & Gas Storage & Transporation - 1.8%
450,000         El Paso Corp.                                      $  7,488,000
                                                                   ------------
                Total Energy                                       $ 72,093,041
                                                                   ------------
                Materials - 6.8%
                Diversified Metals & Mining - 4.5%
200,125         Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 19,256,028
                                                                   ------------
                Industrial Gases - 1.6%
 73,000         Air Products & Chemicals, Inc.                     $  6,716,000
                                                                   ------------
                Specialty Chemicals - 0.7%
429,200         Chemtura Corp.*                                    $  3,150,328
                                                                   ------------
                Total Materials                                    $ 29,122,356
                                                                   ------------
                Capital Goods - 11.9%
                Aerospace & Defense - 4.1%
127,600         Be Aerospace, Inc.*                                $  4,459,620
121,200         L-3 Communications Holdings, Inc.                    13,252,008
                                                                   ------------
                                                                   $ 17,711,628
                                                                   ------------
                Electrical Component & Equipment - 1.7%
 19,000         First Solar, Inc.*                                 $  4,391,660
 73,600         Suntech Power Holdings (A.D.R.)*                      2,985,216
                                                                   ------------
                                                                   $  7,376,876
                                                                   ------------


16   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                    Value
                Industrial Machinery - 6.1%
126,900         Dover Corp.                                        $  5,301,882
158,200         ITT Corp.                                             8,196,342
143,650         Parker Hannifin Corp.                                 9,950,636
 25,200         SPX Corp.                                             2,643,480
                                                                   ------------
                                                                   $ 26,092,340
                                                                   ------------
                Total Capital Goods                                $ 51,180,844
                                                                   ------------
                Commercial Services & Supplies - 1.3%
                Diversified Commercial Services - 1.3%
135,000         CoStar Group, Inc.*                                $  5,805,000
                                                                   ------------
                Total Commercial Services & Supplies               $  5,805,000
                                                                   ------------
                Consumer Services - 4.5%
                Casinos & Gaming - 2.1%
223,000         International Game Technology                      $  8,966,830
                                                                   ------------
                Restaurants - 2.4%
133,000         Darden Restaurants, Inc.*                          $  4,329,150
161,600         Yum! Brands, Inc.                                     6,013,136
                                                                   ------------
                                                                   $ 10,342,286
                                                                   ------------
                Total Consumer Services                            $ 19,309,116
                                                                   ------------
                Media - 1.4%
                Broadcasting & Cable Television - 1.4%
266,000         Liberty Entertainment*                             $  6,022,240
                                                                   ------------
                Total Media                                        $  6,022,240
                                                                   ------------
                Retailing - 7.8%
                Apparel Retail - 7.8%
197,000         Abercrombie & Fitch Co.                            $ 14,408,580
579,200         TJX Co., Inc.                                        19,154,144
                                                                   ------------
                                                                   $ 33,562,724
                                                                   ------------
                Total Retailing                                    $ 33,562,724
                                                                   ------------
                Food, Beverage & Tobacco - 4.2%
                Soft Drinks - 2.4%
147,600         Fomento Economico Mexicano SA de C.V. (A.D.R.)     $  6,166,728
116,200         Hansen Natural Corp.*                                 4,101,860
                                                                   ------------
                                                                   $ 10,268,588
                                                                   ------------


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                                    Value
                Tobacco - 1.8%
109,700         Loews Corp. Carolina Group                          $  7,958,735
                                                                    ------------
                Total Food, Beverage & Tobacco                      $ 18,227,323
                                                                    ------------
                Health Care Equipment & Services - 2.6%
                Health Care Equipment - 2.6%
139,932         Insulet Corp.*                                      $  2,015,021
 11,400         Surgical Intuitive, Inc.*                              3,697,590
380,000         Thoratec Corp.*                                        5,430,200
                                                                    ------------
                                                                    $ 11,142,811
                                                                    ------------
                Total Health Care Equipment & Services              $ 11,142,811
                                                                    ------------
                Pharmaceuticals & Biotechnology - 6.7%
                Life Sciences Tools & Services - 3.9%
149,400         Charles River Laboratories International, Inc.*     $  8,805,636
140,000         Thermo Fisher Scientific, Inc.*                        7,957,600
                                                                    ------------
                                                                    $ 16,763,236
                                                                    ------------
                Pharmaceuticals - 2.8%
262,121         Teva Pharmaceutical Industries, Ltd. (A.D.R.)       $ 12,107,369
                                                                    ------------
                Total Pharmaceuticals & Biotechnology               $ 28,870,605
                                                                    ------------
                Banks - 2.7%
                Regional Banks - 2.0%
 96,500         SunTrust Banks, Inc.                                $  5,321,010
 70,000         Zions Bancorporation                                   3,188,500
                                                                    ------------
                                                                    $  8,509,510
                                                                    ------------
                Thrifts & Mortgage Finance - 0.7%
130,000         Freddie Mac                                         $  3,291,600
                                                                    ------------
                Total Banks                                         $ 11,801,110
                                                                    ------------
                Diversified Financials - 7.1%
                Asset Management & Custody Banks - 0.8%
 84,300         Federated Investors, Inc.*                          $  3,301,188
                                                                    ------------
                Investment Banking & Brokerage - 3.8%
 95,700         Investment Technology Group, Inc.*                  $  4,419,426
310,800         Lazard, Ltd.                                          11,872,560
                                                                    ------------
                                                                    $ 16,291,986
                                                                    ------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                    Value
                Specialized Finance - 2.5%
 67,400         IntercontinentalExchange, Inc.*                    $  8,795,700
 22,700         Nymex Holdings, Inc.                                  2,057,301
                                                                   ------------
                                                                   $ 10,853,001
                                                                   ------------
                Total Diversified Financials                       $ 30,446,175
                                                                   ------------
                Insurance - 0.5%
                Reinsurance - 0.5%
 66,800         Platinum Underwriter Holdings, Ltd.                $  2,168,328
                                                                   ------------
                Total Insurance                                    $  2,168,328
                                                                   ------------
                Software & Services - 6.6%
                Application Software - 3.3%
142,400         Amdocs, Ltd.*                                      $  4,038,464
201,500         Citrix Systems, Inc.*                                 5,909,995
254,300         Nuance Communications, Inc.*                          4,427,363
                                                                   ------------
                                                                   $ 14,375,822
                                                                   ------------
                Internet Software & Services - 3.3%
274,900         Akamai Technologies*                               $  7,741,184
 14,700         Google, Inc.*                                         6,474,909
                                                                   ------------
                                                                   $ 14,216,093
                                                                   ------------
                Total Software & Services                          $ 28,591,915
                                                                   ------------
                Technology Hardware & Equipment - 8.8%
                Semiconductor Equipment - 2.8%
171,300         MEMC Electronic Materials, Inc.*                   $ 12,145,170
                                                                   ------------
                Communications Equipment - 4.5%
384,300         F5 Networks, Inc.*                                 $  6,982,731
300,860         Foundry Networks, Inc.*                               3,483,959
174,600         Juniper Networks, Inc.*                               4,365,000
193,500         Polycom, Inc.*                                        4,361,490
                                                                   ------------
                                                                   $ 19,193,180
                                                                   ------------
                Computer Storage & Peripherals - 1.5%
891,900         Brocade Communications Systems, Inc.*              $  6,510,870
                                                                   ------------
                Total Technology Hardware & Equipment              $ 37,849,220
                                                                   ------------


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                                    Value
                Semiconductors - 6.1%
                Semiconductor Equipment - 0.6%
130,000         Tessera Technologies, Inc.*                        $  2,704,000
                                                                   ------------
                Semiconductors - 5.5%
213,100         Broadcom Corp.*                                    $  4,106,437
400,000         Infineon Technologies (A.D.R.)*                       2,808,000
210,700         Intersil Holding Corp.                                5,408,667
227,800         Linear Technology Corp.                               6,991,182
758,900         SGC Holding Corp.*                                    4,310,552
                                                                   ------------
                                                                   $ 23,624,838
                                                                   ------------
                Total Semiconductors                               $ 26,328,838
                                                                   ------------
                TOTAL COMMON STOCKS
                (Cost $376,720,621)                                $412,521,646
                                                                   ------------


  Principal
     Amount                                                                Value
                TEMPORARY CASH INVESTMENTS - 5.0%
                Repurchase Agreements - 5.0%
$10,670,000     Barclays Plc, 2.75%, dated 3/31/08, repurchase
                price of $10,670,000 plus accrued interest on
                4/1/08 collateralized by the following:
                $3,925,539 Federal National Mortgage Associa-
                tion, 5.5 - 6.5%, 2/1/23 - 1/1/48
                $7,977,590 Federal National Mortgage Associa-
                tion (ARM), 4.44 - 7.029%, 1/1/34 - 9/1/37
                $1,321,820 Federal Home Loan Mortgage Corp.,
                4.182 - 4.728%, 12/1/34 - 6/1/35
                $797,851 Freddie Mac Giant, 4.0 - 6.0%,
                2/1/23 - 5/1/37                                    $ 10,670,000
 10,670,000     JP Morgan Chase & Co., 2.5%, dated 3/31/08,
                repurchase price of $10,670,000 plus accrued
                interest on 4/1/08 collateralized by
                $13,773,374 Federal National Mortgage
                Association, 5.0 - 10.0%, 10/1/14 - 3/1/38           10,670,000
                                                                   ------------
                                                                   $ 21,340,000
                                                                   ------------


20   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
    Amount                                                                 Value
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $21,340,000)                                  $ 21,340,000
                                                                    ------------
                TOTAL INVESTMENT IN SECURITIES - 100.8%
                (Cost $398,060,621)(a)                              $433,861,646
                                                                    ------------
                OTHER ASSETS AND LIABILITIES - (0.8)%               $ (3,595,436)
                                                                    ------------
                TOTAL NET ASSETS - 100.0%                           $430,266,210
                                                                    ============

(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $398,758,107 was as follows:

             Aggregate gross unrealized gain for all investments in which there is
             an excess of value over tax cost                                         $63,044,393
             Aggregate gross unrealized loss for all investments in which there is
             an excess of tax cost over value                                         (27,940,854)
                                                                                      -----------
             Net unrealized gain                                                      $35,103,539
                                                                                      ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2008 aggregated $190,378,199 and $234,731,357, respectively.


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 3/31/08 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $398,060,621)                      $433,861,646
  Cash                                                                   784,342
  Receivables -
    Investment securities sold                                         3,967,017
    Fund shares sold                                                      61,927
    Dividends and interest                                               116,807
  Other                                                                   54,382
                                                                    ------------
     Total assets                                                   $438,846,121
                                                                    ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                 $  8,084,623
    Fund shares repurchased                                              395,953
  Due to affiliates                                                       59,709
  Accrued expenses                                                        39,626
                                                                    ------------
     Total liabilities                                              $  8,579,911
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $417,356,001
  Undistributed net investment income                                     10,781
  Accumulated net realized loss on investments                       (22,901,597)
  Net unrealized gain on investments                                  35,801,025
                                                                    ------------
     Total net assets                                               $430,266,210
                                                                    ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $377,915,924/26,892,133 shares)                 $      14.05
                                                                    ============
  Class B (based on $14,516,371/1,269,883 shares)                   $      11.43
                                                                    ============
  Class C (based on $9,493,964/793,701 shares)                      $      11.96
                                                                    ============
  Class Y (based on $28,339,951/1,990,536 shares)                   $      14.24
                                                                    ============
MAXIMUM OFFERING PRICE:
  Class A ($14.05 [divided by] 94.25%)                              $      14.91
                                                                    ============


22   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $9,829)    $  1,879,268
  Interest                                                    236,964
  Income from securities loaned, net                          267,380
                                                         ------------
     Total investment income                                                 $  2,383,612
                                                                             ------------
EXPENSES:
  Management fees
   Basic Fee                                             $  1,530,224
   Performance Adjustment                                    (355,378)
  Transfer agent fees and expenses
   Class A                                                    335,288
   Class B                                                     45,824
   Class C                                                     21,901
   Class Y                                                         90
  Distribution fees
   Class A                                                    491,541
   Class B                                                     86,729
   Class C                                                     54,132
  Administrative fees                                          55,460
  Custodian fees                                                2,988
  Registration fees                                            29,429
  Professional fees                                            21,620
  Printing expense                                             12,115
  Fees and expenses of nonaffiliated trustees                   6,372
  Miscellaneous                                                10,679
                                                         ------------
     Total expenses                                                          $  2,349,014
     Less fees paid indirectly                                                    (13,557)
                                                                             ------------
     Net expenses                                                            $  2,335,457
                                                                             ------------
       Net investment income                                                 $     48,155
                                                                             ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                           $(13,989,310)
   Other assets and liabilities denominated in
     foreign currencies                                        70,697        $(13,918,613)
                                                         ------------        ------------
  Change in net unrealized gain on investments                               $(64,256,233)
                                                                             ------------
  Net loss on investments                                                    $(78,174,846)
                                                                             ------------
  Net decrease in net assets resulting from operations                       $(78,126,691)
                                                                             ============


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/08 and the Year Ended 9/30/07, respectively

                                                            Six Months
                                                               Ended
                                                              3/31/08         Year Ended
                                                            (unaudited)         9/30/07
FROM OPERATIONS:
Net investment income (loss)                              $      48,155      $  (1,138,568)
Net realized gain (loss) on investments                     (13,918,613)        19,204,894
Change in net unrealized gain (loss) on investments         (64,256,233)        80,607,722
                                                          -------------      -------------
    Net increase (decrease) in net assets resulting
     from operations                                      $ (78,126,691)     $  98,674,048
                                                          -------------      -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($0.80 and $1.06 per share, respectively)     $ (21,362,055)     $ (30,928,010)
    Class B ($0.80 and $1.06 per share, respectively)        (1,053,999)        (1,695,217)
    Class C ($0.80 and $1.06 per share, respectively)          (620,250)          (966,666)
    Class Y ($0.80 and $1.06 per share, respectively)        (1,609,179)        (2,046,524)
                                                          -------------      -------------
     Total distributions to shareowners                   $ (24,645,483)     $ (35,636,417)
                                                          -------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  10,709,759      $  47,883,377
Reinvestment of distributions                                23,316,059         33,763,337
Cost of shares repurchased                                  (41,084,036)      (120,177,490)
                                                          -------------      -------------
    Net decrease in net assets resulting from
     Fund share transactions                              $  (7,058,218)     $ (38,530,776)
                                                          -------------      -------------
Captial Contribution+                                     $           -      $   1,240,204
                                                          -------------      -------------
    Net increase (decrease) in net assets                 $(109,830,392)     $  25,747,059
NET ASSETS:
Beginning of period                                         540,096,602        514,349,543
                                                          -------------      -------------
End of period                                             $ 430,266,210      $ 540,096,602
                                                          -------------      -------------
Undistributed (distributions in excess of) net invest-
  ment income                                             $      10,781      $     (37,374)
                                                          =============      =============

+   Represents amount contrubuted to the Fund by PIM. For more information see note 2 in the "Notes to Financial Statements".


24   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '08 Shares      '08 Amount       '07 Shares        '07 Amount
                                  (unaudited)      (unaudited)
CLASS A
Shares sold                           408,772     $  6,501,670       1,218,752     $    19,875,074
Reinvestment of distributions       1,269,136       20,191,945       1,885,618       29,302,560.00
Less shares repurchased            (2,111,042)     (33,142,163)     (5,295,060)     (85,783,139.00)
                                   ----------     ------------      ----------     ---------------
    Net decrease                     (433,134)    $ (6,448,548)     (2,190,690)    $   (36,605,505)
                                   ==========     ============      ==========     ===============
CLASS B
Shares sold                           102,744     $  1,329,358         407,752     $     5,608,826
Reinvestment of distributions          78,033        1,013,650         124,761           1,619,434
Less shares repurchased              (263,401)      (3,331,652)       (711,997)         (9,531,808)
                                   ----------     ------------      ----------     ---------------
    Net decrease                      (82,624)    $   (988,644)       (179,484)    $    (2,303,548)
                                   ==========     ============      ==========     ===============
CLASS C
Shares sold                           106,227     $  1,467,013         276,930     $     3,937,360
Reinvestment of distributions          42,786          581,462          67,455             912,659
Less shares repurchased              (125,475)      (1,659,142)       (376,270)         (5,277,833)
                                   ----------     ------------      ----------     ---------------
    Net increase (decrease)            23,538     $    389,333         (31,885)    $      (427,814)
                                   ==========     ============      ==========     ===============
CLASS Y
Shares sold                            87,615     $  1,411,718       1,167,500     $    18,462,117
Reinvestment of distributions          95,028        1,529,002         123,160           1,928,684
Less shares repurchased              (189,461)      (2,951,079)     (1,203,641)        (19,584,710)
                                   ----------     ------------      ----------     ---------------
    Net increase (decrease)            (6,818)    $    (10,359)         87,019     $       806,091
                                   ==========     ============      ==========     ===============


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended
                                                               3/31/08    Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                             (unaudited)    9/30/07     9/30/06     9/30/05     9/30/04     9/30/03
CLASS A
Net asset value, beginning of period                          $  17.35      $ 15.38     $ 15.34     $ 13.69    $ 12.68     $  9.65
                                                              --------      -------     -------     -------    -------     -------
Increase (decrease) from investment operations:
 Net investment loss                                          $      -      $ (0.03)    $ (0.03)    $ (0.02)   $ (0.06)    $ (0.05)
 Net realized and unrealized gain (loss) on investments          (2.50)        3.02        0.63        1.67       1.07        3.08
                                                              --------      -------     -------     -------    -------     -------
  Net increase (decrease) from investment operations          $  (2.50)     $  2.99     $  0.60     $  1.65    $  1.01     $  3.03
Distributions to shareowners:
 Net realized gain                                               (0.80)       (1.06)      (0.56)          -          -           -
                                                              --------      -------     -------     -------    -------     -------
Capital contribution                                                 -         0.04           -           -          -           -
                                                              --------      -------     -------     -------    -------     -------
Net increase (decrease) in net asset value                    $  (3.30)     $  1.97     $  0.04     $  1.65    $  1.01     $  3.03
                                                              --------      -------     -------     -------    -------     -------
Net asset value, end of period                                $  14.05      $ 17.35     $ 15.38     $ 15.34    $ 13.69     $ 12.68
                                                              ========      =======     =======     =======    =======     =======
Total return*                                                   (14.97)%      20.54%#      4.03%      12.05%      7.97%      31.40%
Ratio of net expenses to average net assets+                      0.92%**      0.89%       0.90%       0.90%      0.90%       0.97%
Ratio of net investment income (loss) to average net assets+      0.05%**     (0.18)%     (0.21)%     (0.14)%    (0.44)%     (0.46)%
Portfolio turnover rate                                             78%**        48%         96%        115%        98%         52%
Net assets, end of period (in thousands)                      $377,916      $474,138    $453,950    $503,683   $516,935    $522,269
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     0.91%**      0.88%       0.90%       0.90%      0.90%       0.96%
 Net investment income (loss)                                     0.06%**     (0.17)%     (0.21)%     (0.14)%    (0.44)%     (0.45)%


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.
# Total return shown includes capital contribution by PIM. Without such contributions, the total return would have been reduced by 0.28%.


   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                            Ended
                                                           3/31/08      Year Ended  Year Ended  Year Ended   Year Ended  Year Ended
                                                         (unaudited)      9/30/07     9/30/06     9/30/05      9/30/04     9/30/03
CLASS B
Net asset value, beginning of period                     $   14.35       $ 13.04     $ 13.26     $ 11.99      $ 11.24      $  8.66
                                                         ---------       -------     -------     -------      -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                     $   (0.07)      $ (0.21)    $ (0.24)    $ (0.20)     $ (0.24)     $ (0.16)
 Net realized and unrealized gain (loss) on investments      (2.05)         2.55        0.58        1.47         0.99         2.74
                                                         ---------       -------     -------     -------      -------      -------
  Net increase (decrease) from investment operations     $   (2.12)      $  2.34     $  0.34     $  1.27      $  0.75      $  2.58
Distributions to shareowners:
 Net realized gain                                           (0.80)        (1.06)      (0.56)          -            -            -
                                                         ---------       -------     -------     -------      -------      -------
Captial contribution                                             -          0.03           -           -            -            -
                                                         ---------       -------     -------     -------      -------      -------
Net increase (decrease) in net asset value               $   (2.92)      $  1.31     $ (0.22)    $  1.27      $  0.75      $  2.58
                                                         ---------       -------     -------     -------      -------      -------
Net asset value, end of period                           $   11.43       $ 14.35     $ 13.04     $ 13.26      $ 11.99      $ 11.24
                                                         =========       =======     =======     =======      =======      =======
Total return*                                               (15.47)%       19.07%#      2.66%      10.59%        6.67%       29.79%
Ratio of net expenses to average net assets+                  2.06%**       2.16%       2.25%       2.16%        2.18%        2.30%
Ratio of net investment loss to average net assets+          (1.10)%**     (1.46)%     (1.57)%     (1.41)%      (1.72)%      (1.79)%
Portfolio turnover rate                                         78%**         48%         96%        115%          98%          52%
Net assets, end of period (in thousands)                 $  14,516       $19,404     $19,972     $26,132      $29,247      $31,392
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 2.04%**       2.12%       2.25%       2.15%        2.17%        2.29%
 Net investment loss                                         (1.08)%**     (1.42)%     (1.57)%     (1.40)%      (1.71)%      (1.78)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.
# Total return shown includes capital contribution by PIM. Without such contributions, the total return would have been reduced by 0.25%.


   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                            Ended
                                                           3/31/08      Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                         (unaudited)      9/30/07     9/30/06     9/30/05     9/30/04     9/30/03
CLASS C
Net asset value, beginning of period                     $   14.97       $ 13.54     $ 13.72     $ 12.39     $ 11.60      $  8.96
                                                         ---------       -------     -------     -------     -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                     $   (0.07)      $ (0.19)    $ (0.19)    $ (0.18)    $ (0.29)     $ (0.10)
 Net realized and unrealized gain (loss) on investments      (2.14)         2.65        0.57        1.51        1.08         2.74
                                                         ---------       -------     -------     -------     -------      -------
  Net increase (decrease) from investment operations     $   (2.21)      $  2.46     $  0.38     $  1.33     $  0.79      $  2.64
Distributions to shareowners:
 Net realized gain                                           (0.80)        (1.06)      (0.56)          -           -            -
                                                         ---------       -------     -------     -------     -------      -------
Capital contribution                                             -          0.03           -           -           -            -
                                                         ---------       -------     -------     -------     -------      -------
Net increase (decrease) in net asset value               $   (3.01)      $  1.43     $ (0.18)    $  1.33     $  0.79      $  2.64
                                                         ---------       -------     -------     -------     -------      -------
Net asset value, end of period                           $   11.96       $ 14.97     $ 13.54     $ 13.72     $ 12.39      $ 11.60
                                                         =========       =======     =======     =======     =======      =======
Total return*                                               (15.43)%       19.26%#      2.87%      10.73%       6.81%       29.46%
Ratio of net expenses to average net assets+                  1.94%**       1.99%       2.07%       2.05%       1.95%        2.26%
Ratio of net investment loss to average net assets+          (0.97)%**     (1.28)%     (1.38)%     (1.29)%     (1.48)%      (1.75)%
Portfolio turnover rate                                         78%**         48%         96%        115%         98%          52%
Net assets, end of period (in thousands)                 $   9,494       $11,527     $10,858     $11,532     $12,405      $18,155
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.93%**       1.97%       2.07%       2.04%       1.95%        2.25%
 Net investment loss                                         (0.96)%**     (1.26)%     (1.38)%     (1.28)%     (1.48)%      (1.74)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.
# Total return shown includes capital contribution by PIM. Without such contributions, the total return would have been reduced by 0.24%.


   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                                                     For the Period
                                                                  Six Months                                          from 2/1/05
                                                                    Ended                                            (Commencement
                                                                   3/31/08         Year Ended       Year Ended       of Operations)
                                                                 (unaudited)         9/30/07          9/30/06          to 9/30/05
CLASS Y
Net asset value, beginning of period                              $  17.54          $ 15.48          $ 15.37           $  14.72
                                                                  --------          -------          -------           --------
Increase (decrease) from investment operations:
 Net investment income                                            $   0.04          $  0.04          $  0.03           $   0.01
 Net realized and unrealized gain (loss) on investments              (2.54)            3.04             0.64               0.64
                                                                  --------          -------          -------           --------
  Net increase (decrease) from investment operations              $  (2.50)         $  3.08          $  0.67           $   0.65
Distributions to shareowners:
 Net realized gain                                                   (0.80)           (1.06)           (0.56)                 -
                                                                  --------          -------          -------           --------
Capital contribution                                                     -             0.04                -                  -
                                                                  --------          -------          -------           --------
Net increase (decrease) in net asset value                        $  (3.30)         $  2.06          $  0.11           $   0.65
                                                                  --------          -------          -------           --------
Net asset value, end of period                                    $  14.24          $ 17.54          $ 15.48           $  15.37
                                                                  ========          =======          =======           ========
Total return*                                                       (14.80)%          21.01%#           4.50%              4.42%++
Ratio of net expenses to average net assets+                          0.53%**          0.49%            0.48%              0.51%**
Ratio of net investment income to average net assets+                 0.43%**          0.23%            0.23%              0.28%**
Portfolio turnover rate                                                 78%**            48%              96%               115%++
Net assets, end of period (in thousands)                          $ 28,340          $35,027          $29,569           $  5,143
Ratios with reduction for fees paid indirectly:
 Net expenses                                                         0.53%**          0.49%            0.48%              0.51%**
 Net investment income                                                0.43%**          0.23%            0.23%              0.28%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.
++ Not Annualized.
# Total return shown includes capital contribution by PIM. Without such contributions, the total return would have been reduced by 0.28%.


   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/08 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Mid Cap Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital growth by investing in a diversified portfolio consisting primarily of common stocks.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Class Y shares were first publicly offered on February 1, 2005. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At March 31, 2008 there were no securities fair valued. Temporary cash investments are valued at amortized cost which approximates market value.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are received or paid by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses, respectively. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves,

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/08 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

     At March 31, 2008, there were no open futures contracts.

C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in-capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended September 30, 2007 was as follows:

------------------------------------------------------------------------------------
                                                                        2007
------------------------------------------------------------------------------------
  Ordinary income                                                   $17,477,854
  Long-term capital gain                                             18,158,563
                                                                    -----------
    Total                                                           $35,636,417
                                                                    ===========
------------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at September 30, 2007:

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                        2007
------------------------------------------------------------------------------------
  Undistributed long-term gain                                      $ 16,359,985
  Post-October currency loss deferred                                    (37,374)
  Unrealized appreciation                                             99,359,772
                                                                    ------------
    Total                                                           $115,682,383
                                                                    ============
------------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

D.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., Inc. (UniCredito Italiano), earned $96,065 in underwriting commissions on the sale of Class A shares during the six months ended March 31, 2008.

E.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution expense rates.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/08 (unaudited)                    (continued)
--------------------------------------------------------------------------------

F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102% at all times, of the fair value of the securities loaned. The amount of collateral is required to be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.625% of the Fund's average daily net assets. The basic fee is subject to a performance adjustment (limited to a maximum of -0.20% applied to average assets during the measurement period) based on the Fund's Class A investment performance as compared with the Russell Midcap Growth Index over a rolling 36-month period. In addition, the fee is further limited on an annual basis to a maximum annualized rate adjustment of +0.20% of the average daily net assets during the current month. On June 28, 2007 PIM made a voluntary capital contribution of $1,240,204 to the Fund

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

to reflect a current revision in the management contract. For the six months ended March 31, 2008, the aggregate performance adjustment resulted in a reduction to the basic fee of $355,378. For the six months ended March 31, 2008, the management fee was equivalent to 0.45% of average daily net assets.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $841 in management fees, administrative costs and certain other services payable to PIM at March 31, 2008.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $49,187 in transfer agent fees payable to PIMSS at March 31, 2008.

4.  Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount of up to 0.25% of the Fund's average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $9,681 in distribution fees payable to PFD at March 31, 2008.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/08 (unaudited)                    (continued)
--------------------------------------------------------------------------------

redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2008, CDSCs in the amount of $9,424 were paid to PFD.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended March 31, 2008, the Fund's expenses were reduced by $13,557 under such arrangements.

6.  Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended March 31, 2008, the Fund had no borrowings under this agreement.

7.  New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2007 and in the fifth quintile of its Morningstar category for the three and five year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees noted that investment performance had improved and concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the first quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the first quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the investment performance of the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the first quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period and that, on a hypothetical basis, such fee would remain in the first quintile relative

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

to the peer group at higher asset levels. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.


Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                        Officers
John F. Cogan, Jr., Chairman                    John F. Cogan, Jr., President
David R. Bock                                   Daniel K. Kingsbury, Executive
Mary K. Bush                                      Vice President
Margaret B.W. Graham                            Mark E. Bradley, Treasurer
Daniel K. Kingsbury                             Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2008

* Print the name and title of each signing officer under his or her signature.